Cover	12 Months Ended
Jan. 03, 2021
Cover [Abstract]
Entity Registrant Name	BT BRANDS, INC.
Entity Central Index Key	0001718224
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer